SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Income tax current year		$ 281	$ 417
Income tax refund	(125)
Income tax (refund) expense	$ (125)	$ 281	$ 417